Financial instruments - Long-term Energy Derivative Contracts (Detail)	Dec. 31, 2013
PJM Western HUB, Expiry December 2014
Derivative [Line Items]
Receive average prices (per MW-hr)	32.64
NI HUB, Expiry December 2014
Derivative [Line Items]
Receive average prices (per MW-hr)	25.64
ERCOT North HUB, Expiry December 2014
Derivative [Line Items]
Receive average prices (per MW-hr)	27.39
AESO
Derivative [Line Items]
Notional quantity (MW-hrs)	147,000
Receive average prices (per MW-hr)	67.36
PJM Western HUB
Derivative [Line Items]
Notional quantity (MW-hrs)	1,030,000
Receive average prices (per MW-hr)	42.81
Senate
Derivative [Line Items]
Notional quantity (MW-hrs)	4,396,000
Receive average prices (per MW-hr)	30.25
Minonk
Derivative [Line Items]
Notional quantity (MW-hrs)	4,663,000
Receive average prices (per MW-hr)	36.46